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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highlander Fund Management LLC (1)
Address: 411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number: 28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher G. Altschul
Title:   President and Chief Investment Officer
Phone:   203-863-5460

Signature, Place, and Date of Signing:


/s/ Christopher G. Altschul     Greenwich, CT   05/13/08
-----------------------------   -------------   --------
         (Name)                 (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              21 Items
Form 13F Information Table Value Total:     $172,644.05 (thousands)
List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                                           VOTING
                                                          VALUE   SHARES OR          INVESTMENT   OTHER  AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X $1,000) PRN AMOUNT SH/ PRN DISCRETION MANAGERS    SOLE
---------------------------- -------------- --------- ----------- ---------- ------- ---------- -------- ---------
ABB LTD                      SPONSORED ADR  000375204 $  9,839.26    365,500   SH       SOLE      NONE     365,500
ALCOA INC                         COM       013817101 $  8,420.01    233,500   SH       SOLE      NONE     233,500
ANADARKO PETE CORP                COM       032511107 $  7,563.60    120,000   SH       SOLE      NONE     120,000
ARCELORMITTAL SA LUXEMBORG   NY REGISTRY SH 03938L104 $  8,916.20    109,000   SH       SOLE      NONE     109,000
CANADIAN NAT RES LTD              COM       136385101 $  8,054.68    118,000   SH       SOLE      NONE     118,000
CENTURY ALUM CO                   COM       156431108 $  9,306.72    140,500   SH       SOLE      NONE     140,500
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109 $  9,417.60    240,000   SH       SOLE      NONE     240,000
DOW CHEM CO                       COM       260543103 $  6,264.50    170,000   SH       SOLE      NONE     170,000
FOSTER WHEELER LTD              SHS NEW     G36535139 $  9,568.78    169,000   SH       SOLE      NONE     169,000
FREEPORT-MCMORAN COPPER & GO      COM       35671D857 $  9,622.00    100,000   SH       SOLE      NONE     100,000
HELMERICH & PAYNE INC             COM       423452101 $  4,687.00    100,000   SH       SOLE      NONE     100,000
ITT CORP NEW                      COM       450911102 $  9,325.80    180,000   SH       SOLE      NONE     180,000
NATIONAL OILWELL VARCO INC        COM       637071101 $  9,457.56    162,000   SH       SOLE      NONE     162,000
NRG ENERGY INC                  COM NEW     629377508 $  7,798.00    200,000   SH       SOLE      NONE     200,000
ROCKWELL COLLINS INC              COM       774341101 $  9,715.50    170,000   SH       SOLE      NONE     170,000
SOUTHWESTERN ENERGY CO            COM       845467109 $  4,851.36    144,000   SH       SOLE      NONE     144,000
SPX CORP                          COM       784635104 $  9,126.30     87,000   SH       SOLE      NONE      87,000
UNION PAC CORP                    COM       907818108 $  6,895.90     55,000   SH       SOLE      NONE      55,000
UNITED TECHNOLOGIES CORP          COM       913017109 $  9,118.65    132,500   SH       SOLE      NONE     132,500
VEOLIA ENVIRONNEMENT         SPONSORED ADR  92334N103 $  9,440.55    135,000   SH       SOLE      NONE     135,000
WEATHERFORD INTERNATIONAL LT      COM       G95089101 $  5,254.08     72,500   SH       SOLE      NONE      72,500

                                                      $172,644.05  3,203,500                             3,203,500